Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Not Measured at Fair Value are Recorded at Carrying Value - Related Party [Member] - Clean Earth Acquisitions Corp [Member] - USD ($)
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Promissory note – related party	$ 1,703,500	$ 806,170	$ 125,000
Fair Value, Promissory note - related party	1,703,500	806,170
Level 1 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Promissory note – related party
Level 2 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fair Value, Promissory note - related party	1,703,500	806,170
Level 3 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Promissory note – related party